Other Operating Income and Expenses - Schedule of Other Operating Income and Expenses (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other operating income
Gains on sales of intangible assets and PP&E	kr 17	kr 85	kr 13
Gains on investments and sale of operations	136	701	1,199
Other operating income	841	445	314
Total other operating income	994	1,231	1,526
Other operating expenses
Losses on sales of intangible assets and PP&E		(54)	(3)
Losses on investments and sale of operations	(421)	(445)	(238)
Impairment of goodwill	(31,897)	0	(112)
Other operating expenses	(541)	(3,994)	(811)
Total other operating expenses	kr (32,859)	kr (4,493)	kr (1,164)